Note 10 - Long-term Debt (Details Textual) - USD ($)												1 Months Ended					6 Months Ended		12 Months Ended
	Mar. 25, 2019	Mar. 22, 2019	Dec. 11, 2018	Nov. 30, 2018	Jun. 26, 2018	May 29, 2018	Sep. 14, 2017	Aug. 16, 2017	Aug. 03, 2017	Jul. 21, 2017	Jun. 19, 2017	Oct. 30, 2018	Aug. 30, 2018	Feb. 28, 2018	Feb. 28, 2017	Jul. 31, 2016	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Jun. 28, 2019	Jun. 24, 2019	Jun. 18, 2019	Nov. 27, 2018	Oct. 26, 2018	Jul. 17, 2018	Mar. 07, 2018	Aug. 01, 2017	Dec. 22, 2016	Aug. 10, 2016	May 11, 2016	May 06, 2016	Jan. 27, 2016	May 25, 2012	Oct. 31, 2011	Aug. 30, 2011	Nov. 30, 2010	Jul. 31, 2008	May 30, 2008	Jan. 31, 2008	Dec. 31, 2007	Jun. 30, 2006	Feb. 28, 2006
Long-term Debt, Gross																	$ 813,008,000		$ 751,845,000
Debt Instrument, Amout Available to be Drawn																															$ 39,000,000
Other Long-term Debt, Total																	587,494,000		564,709,000
Financial Arrangement, Total													$ 400,000,000
Interest Expense, Total																	45,782,000	$ 26,956,000
Interest Expense, Debt, Total																	$ 34,401,000	$ 17,102,000
Minimum [Member]
Term Loan, Value Maintenance Clauses																	100.00%
Maximum [Member]
Term Loan, Value Maintenance Clauses																	130.00%
Credit Facility [Member]
Debt Instrument, Prepaid Payment on Principal							$ 9,326,000	$ 9,388,000
Repayments of Long-term Debt, Total																			299,837,000
Long-term Debt, Gross																	$ 0		$ 0
Line of Credit Facility, Maximum Borrowing Capacity																																					$ 1,000,000,000
Five Pre- and Post-delivery Financial Agreements [Member]
Other Long-term Debt, Total																	64,188,000
Interest Costs Capitalized to Vessels and Advances, Net																	794,000
Financial Arrangement, Share Purchase Agreement [Member]
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																	32,022,000
Other Long-term Debt, Total																	523,305,000
Interest Expense, Total																	$ 15,813,000
Term Loan and Other Financing Arrangements [Member]
Long-term Debt, Weighted Average Interest Rate, at Point in Time																	5.10%		5.30%
Term Loan and Other Financing Arrangements [Member] | Minimum [Member]
Debt Instrument, Interest Rate During Period																	3.66%		3.66%
Term Loan and Other Financing Arrangements [Member] | Maximum [Member]
Debt Instrument, Interest Rate During Period																	6.34%		6.42%
Loans Payable [Member] | Mas Shipping Co. Term Loan [Member]
Debt Instrument, Face Amount																																							$ 75,000,000
Debt Instrument, Prepaid Payment on Principal									$ 1,000,000
Repayments of Long-term Debt, Total														$ 1,000,000			$ 9,125,000
Long-term Debt, Gross																	0		$ 9,125,000
Loans Payable [Member] | Montes Shipping Co. and Kelsen Shipping Co. Term Loans [Member]
Debt Instrument, Face Amount																																								$ 150,000,000
Debt Instrument, Prepaid Payment on Principal											$ 6,000,000
Long-term Debt, Gross																	27,000,000		32,000,000													$ 66,000,000
Debt Instrument, Periodic Payment, Principal																	5,000,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																	12,000,000
Loans Payable [Member] | Montes Shipping Co. Term Loan [Member]
Debt Instrument, Face Amount																																								$ 75,000,000
Loans Payable [Member] | Costamare Inc. 1 [Member]
Debt Instrument, Face Amount																																				$ 120,000,000
Long-term Debt, Gross																	0		0
Loans Payable [Member] | Tranche A Term Loan [Member]
Debt Instrument, Face Amount																																	$ 38,500,000
Loans Payable [Member] | Tranche B Term Loan [Member]
Debt Instrument, Face Amount																																	42,000,000
Loans Payable [Member] | Tranche C Term Loan [Member]
Debt Instrument, Face Amount																																	21,000,000
Loans Payable [Member] | Tranche D Term Loan [Member]
Debt Instrument, Face Amount																																	7,470,000
Loans Payable [Member] | Tranche E Term Loan [Member]
Debt Instrument, Face Amount																																	$ 7,470,000
Loans Payable [Member] | Tranche B and C Term Loan [Member]
Repayments of Long-term Debt, Total																			19,425,000
Loans Payable [Member] | Undine Shipping Co., Quentin Shipping Co. and Sander Shipping Co. [Member]
Debt Instrument, Face Amount																																			$ 229,200,000
Long-term Debt, Gross																	140,062,000		147,702,000
Loans Payable [Member] | Undine, Quentin and Sander Shipping Co. Tranche A and B [Member]
Long-term Debt, Gross																	91,677,000
Debt Instrument, Periodic Payment, Principal																	1,273,400
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																	40,744,800
Loans Payable [Member] | Undine, Quentin and Sander Shipping Co. Tranche C [Member]
Long-term Debt, Gross																	48,385,000
Debt Instrument, Periodic Payment, Principal																	1,273,400
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																	40,744,800
Loans Payable [Member] | Raymond Shipping Co. and Terance Shipping Co. Term Loans [Member]
Debt Instrument, Face Amount																																		$ 152,800,000
Long-term Debt, Gross																	88,678,000		94,135,000
Loans Payable [Member] | Raymond Shipping Co. and Terance Shipping Co. Term Loans Tranche A [Member]
Long-term Debt, Gross																	43,657,000
Debt Instrument, Periodic Payment, Principal																	1,364,300
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																	38,199,600
Loans Payable [Member] | Raymond Shipping Co. and Terance Shipping Co. Term Loans Trache B [Member]
Long-term Debt, Gross																	45,021,000
Debt Instrument, Periodic Payment, Principal																	1,364,300
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																	38,199,600
Loans Payable [Member] | Uriza Shipping Co. Term Loan [Member]
Debt Instrument, Face Amount																														$ 39,000,000
Long-term Debt, Gross																	26,000,000		28,167,000
Debt Instrument, Periodic Payment, Principal																	1,083,300
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																	17,333,300
Loans Payable [Member] | Costis Maritime Co. and Christos Maritime Co. Term Loans [Member]
Debt Instrument, Face Amount																																						$ 150,000,000
Loans Payable [Member] | Costis Maritime Co. Term Loan [Member]
Debt Instrument, Face Amount																																						$ 75,000,000
Loans Payable [Member] | Capetanissa Maritime Co. Term Loan [Member]
Debt Instrument, Face Amount																																									$ 90,000,000
Loans Payable [Member] | Costis Maritime Co., Christos Maritime Co. and Capetanissa Maritime Co. [Member]
Debt Instrument, Prepaid Payment on Principal					$ 4,000,000					$ 4,000,000
Long-term Debt, Gross																	71,625,000		77,875,000										$ 116,500,000
Debt Instrument, Periodic Payment, Principal																	3,125,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																	43,500,000
Loans Payable [Member] | Rena Maritime Co. Term Loan [Member]
Debt Instrument, Face Amount																																										$ 90,000,000
Loans Payable [Member] | Rena Maritime Co., Finch Shipping Co. and Joyner Carriers S.A. [Member]
Long-term Debt, Gross																	19,680,000		21,280,000									$ 37,500,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																	11,680,000
Debt Instrument, Periodic Payment, Total																	800,000
Loans Payable [Member] | Nerida Shipping Company Term Loan [Member]
Debt Instrument, Face Amount									$ 17,625,000
Long-term Debt, Gross																	14,475,000		15,375,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																	8,625,000
Debt Instrument, Periodic Payment, Total																	450,000
Debt Agreement, Maximum Borrowing Capacity																											$ 17,625,000
Loans Payable [Member] | Costamare Inc. 3 [Member]
Debt Instrument, Face Amount																										$ 233,000,000
Debt Instrument, Prepaid Payment on Principal		$ 5,805,000				$ 4,477,000
Long-term Debt, Gross																	174,187,000		198,986,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																	83,971,000
Loans Payable [Member] | Loan Agreement to Partially Finance the Acquisition of Megalopolis and Marathopolis [Member]
Debt Instrument, Face Amount																									$ 48,000,000
Loans Payable [Member] | Loan Agreement to Partially Finance the Acquisition of Megalopolis and Marathopolis, Tranche A [Member]
Long-term Debt, Gross																	22,800,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																	12,800,000
Debt Instrument, Periodic Payment, Total																	400,000
Loans Payable [Member] | Loan Agreement to Partially Finance the Acquisition of Megalopolis and Marathopolis, Tranche B [Member]
Long-term Debt, Gross																	22,800,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																	12,800,000
Debt Instrument, Periodic Payment, Total																	400,000
Loans Payable [Member] | Reddick Shipping Co. and Verandi Shipping Co.Term Loan [Member]
Long-term Debt, Gross																	22,560,000		25,000,000
Debt Agreement, Maximum Borrowing Capacity																								$ 25,000,000
Loans Payable [Member] | Reddick Shipping Co. and Verandi Shipping Co. Term Loan, Tranche A [Member]
Long-term Debt, Gross																	11,280,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																	6,400,000
Debt Instrument, Periodic Payment, Total																	610,000
Loans Payable [Member] | Costamare Inc. 4 [Member]
Debt Instrument, Face Amount																							$ 55,000,000
Long-term Debt, Gross																	47,141,000		55,000,000
Loans Payable [Member] | Loan Agreement to Refinance Term Loan, Tranche A [Member]
Long-term Debt, Gross																	24,000,000
Proceeds from Issuance of Debt				$ 28,000,000
Loans Payable [Member] | Loan Agreement to Refinance Term Loan, Tranche B [Member]
Long-term Debt, Gross																	23,141,000
Proceeds from Issuance of Debt			$ 27,000,000
Loans Payable [Member] | Loan Agreement to Refinance Term Loan [Member]
Debt Instrument, Prepaid Payment on Principal	$ 3,859,000
Loans Payable [Member] | Bastian Shipping Co and Cadence Shipping Co Loan Agreement [Member]
Debt Instrument, Face Amount																						$ 136,000,000
Long-term Debt, Gross																	136,000,000		0
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																	14,400,000
Loans Payable [Member] | Adele Shipping Co Loan Agreement [Member]
Debt Instrument, Face Amount																					$ 68,000,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																	26,000,000
Debt Instrument, Periodic Payment, Total																	1,500,000
Loans Payable [Member] | Costamare Inc. 5 [Member]
Debt Instrument, Face Amount																				$ 150,000,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																	26,880,000
Debt Instrument, Periodic Payment, Total																	$ 963,300
Costamare Inc. 2 [Member]
Debt Instrument, Face Amount																																		$ 120,000,000
Debt Instrument, Prepaid Payment on Principal												$ 4,586,000			$ 4,918,000	$ 3,835,000
Repayments of Long-term Debt, Total																			$ 24,966,000